SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising Expense	$ 306	$ 556	$ 313
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	536,877	669,887	550,430
Unrecognized Tax Benefits Income (Expences)	1,285	420	136
Dividend Distribution Maximum Percentage	50.00%
Allocated Share-based Compensation Expense	325	515	633
Severance Costs	1,132	829	609
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	3.00%
Purchase Of NIS With US Dollars [Member]
Foreign Currency Derivatives Notional Amount	0	519
Purchase Of US Dollars With Euros [Member]
Foreign Currency Derivatives Notional Amount	0	0
Purchase Of US Dollars With Japanese Yen [Member]
Foreign Currency Derivatives Notional Amount	$ 0	$ 1,276
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years 6 months
Capitalized Computer Software Amortization Term	4 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Capitalized Computer Software Amortization Term	5 years